MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
19.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees' income. The total contribution for such employee benefits were $2,955, $3,425 and $4,412 for the years ended December 31, 2011, 2012 and 2013, respectively.